UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06135

Templeton Institutional Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:  12/31

Date of reporting period: 9/30/17

Item 1. Schedule of Investments.

TEMPLETON INSTITUTIONAL FUNDS

Statement of Investments, September 30, 2017 (unaudited)
Emerging Markets Series
	Industry	Shares	Value

Common Stocks 93.6%
Argentina 0.1%
[a] Cablevision Holding SA, ADR	Media	2,560	$60,336
[b] Grupo Clarin SA, GDR, Reg S	Media	756	4,234
			64,570
Belgium 0.6%
Anheuser-Busch InBev SA/NV	Beverages	2,739	327,861
Brazil 1.6%
[a] B2W Cia Digital.	Internet & Direct Marketing Retail	28,200	188,389
B3 SA - Brasil Bolsa Balcao	Capital Markets	38,100	288,358
M Dias Branco SA	Food Products	600	9,423
Mahle-Metal Leve SA.	Auto Components	20,500	128,917
Totvs SA	Software	24,600	243,322
			858,409
Cambodia 0.7%
NagaCorp Ltd	Hotels, Restaurants & Leisure	576,000	349,509
China 20.9%
[a] Alibaba Group Holding Ltd., ADR	Internet Software & Services	6,870	1,186,518
BAIC Motor Corp. Ltd., H	Automobiles	397,000	376,588
[a] Baidu Inc., ADR	Internet Software & Services	1,835	454,511
Bloomage Biotechnology Corp. Ltd	Chemicals	57,000	113,976
Brilliance China Automotive Holdings Ltd	Automobiles	1,355,900	3,610,341
China Life Insurance Co. Ltd., H	Insurance	28,000	83,337
China Mobile Ltd	Wireless Telecommunication Services	24,500	248,241
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	824,500	617,453
CNOOC Ltd	Oil, Gas & Consumable Fuels	324,600	418,857
COSCO Shipping Ports Ltd	Transportation Infrastructure	170,540	189,716
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	53,500	80,250
NetEase Inc., ADR	Internet Software & Services	345	91,014
Ping An Bank Co. Ltd., A	Banks	314,700	525,493
Ping An Insurance Group Co. of China Ltd., A	Insurance	101,862	829,177
Poly Culture Group Corp. Ltd., H	Media	57,500	137,500
Tencent Holdings Ltd	Internet Software & Services	36,300	1,562,290
Uni-President China Holdings Ltd	Food Products	294,800	290,209
Weifu High-Technology Co. Ltd., B	Auto Components	66,986	154,267
			10,969,738
Czech Republic 0.5%
Moneta Money Bank AS.	Banks	68,210	240,122
Hong Kong 2.5%
Dairy Farm International Holdings Ltd	Food & Staples Retailing	10,119	77,815
MGM China Holdings Ltd	Hotels, Restaurants & Leisure	235,400	564,117
Sands China Ltd	Hotels, Restaurants & Leisure	126,000	655,675
			1,297,607
Hungary 1.0%
Richter Gedeon Nyrt	Pharmaceuticals	22,261	552,874
India 6.1%
Bajaj Holdings & Investment Ltd	Diversified Financial Services	3,924	168,018
Biocon Ltd	Biotechnology	108,728	552,963
Glenmark Pharmaceuticals Ltd	Pharmaceuticals	40,694	372,795
ICICI Bank Ltd	Banks	274,857	1,164,070
Infosys Ltd	IT Services	17,466	240,662

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Emerging Markets Series (continued)
	Industry	Shares	Value
Common Stocks (continued)
India (continued)
Reliance Industries Ltd	Oil, Gas & Consumable Fuels	13,094	$156,563
Tata Chemicals Ltd	Chemicals	38,000	374,211
[a] Tata Motors Ltd., A	Automobiles	55,668	189,481
			3,218,763
Indonesia 3.3%
Astra International Tbk PT	Automobiles	1,719,600	1,008,413
Bank Danamon Indonesia Tbk PT	Banks	891,700	344,196
Perusahaan Gas Negara (Persero) Tbk PT	Gas Utilities	797,500	93,239
Semen Indonesia (Persero) Tbk PT	Construction Materials	372,600	280,041
			1,725,889
Kenya 0.4%
Equity Group Holdings Ltd	Banks	579,300	218,921
Mexico 1.2%
Grupo Financiero Santander Mexico SAB de CV, B, ADR	Banks	49,881	503,299
Nemak SAB de CV	Auto Components	137,500	118,209
			621,508
Nigeria 0.0%†
Nigerian Breweries PLC	Beverages	38,224	17,249
Pakistan 0.5%
Habib Bank Ltd	Banks	171,400	291,106
Peru 1.1%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	43,920	561,737
Russia 7.0%
Gazprom PJSC, ADR	Oil, Gas & Consumable Fuels	44,300	185,617
LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	10,650	563,705
[a,b] Mail.Ru Group Ltd., GDR, Reg S.	Internet Software & Services	20,854	687,348
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	16,400	282,326
Sberbank of Russia PJSC, ADR	Banks	63,151	898,954
[a] Yandex NV, A	Internet Software & Services	32,204	1,061,122
			3,679,072
Singapore 0.2%
DBS Group Holdings Ltd	Banks	6,452	98,984
South Africa 7.3%
Massmart Holdings Ltd	Food & Staples Retailing	51,057	420,421
MTN Group Ltd	Wireless Telecommunication Services	20,188	185,338
Naspers Ltd., N	Media	15,029	3,239,164
Novus Holdings Ltd	Commercial Services & Supplies	5,198	2,505
			3,847,428
South Korea 18.4%
Daelim Industrial Co. Ltd	Construction & Engineering	7,426	519,364
Fila Korea Ltd	Textiles, Apparel & Luxury Goods	8,416	503,363
Hankook Tire Co. Ltd	Auto Components	3,598	189,122
Hankook Tire Worldwide Co. Ltd	Diversified Financial Services	9,074	173,115
Hanon Systems	Auto Components	38,655	425,266
Hite Jinro Co. Ltd	Beverages	8,080	185,546
Hyundai Development Co-Engineering & Construction.	Construction & Engineering	21,600	673,297
iMarketkorea Inc	Trading Companies & Distributors	15,123	126,895
Interpark Holdings Corp	Internet & Direct Marketing Retail	9,693	36,054
KT Skylife Co. Ltd	Media	35,290	443,710

|2

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Emerging Markets Series (continued)
	Industry	Shares	Value

Common Stocks (continued)
South Korea (continued)
Naver Corp	Internet Software & Services	570	$370,779
POSCO	Metals & Mining	2,804	776,107
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	1,802	4,034,199
SK Hynix Inc	Semiconductors & Semiconductor Equipment	16,340	1,182,745
			9,639,562
Taiwan 12.2%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	65,000	604,507
[a] FIT Hon Teng Ltd	Electronic Equipment, Instruments
	& Components	320,400	206,309
Hon Hai Precision Industry Co. Ltd	Electronic Equipment, Instruments
	& Components	317,920	1,098,947
Largan Precision Co. Ltd	Electronic Equipment, Instruments
	& Components	3,000	526,402
PChome Online Inc	Internet Software & Services	66,859	342,263
Pegatron Corp	Technology Hardware, Storage & Peripherals	146,000	378,266
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	455,000	3,242,938
			6,399,632
Thailand 3.7%
Kasikornbank PCL, fgn	Banks	111,900	718,686
Land and Houses PCL, fgn	Real Estate Management & Development	1,107,300	330,661
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	89,900	241,478
Siam Commercial Bank PCL, fgn	Banks	43,100	197,908
Thai Beverage PCL, fgn	Beverages	654,000	433,719
			1,922,452
United Kingdom 3.3%
Unilever PLC.	Personal Products	30,419	1,760,619
United States 1.0%
[a] IMAX Corp	Media	22,882	518,277
Total Common Stocks (Cost $34,697,218)			49,181,889

Participatory Notes (Cost $214,724) 0.5%
Saudi Arabia 0.5%
HSBC Bank PLC, Saudi Basic Industries Corp., 1/22/18.	Chemicals	9,704	266,533
Preferred Stocks 3.8%
Brazil 3.8%
[c] Banco Bradesco SA, 3.683%, ADR, pfd	Banks	99,232	1,098,498
[c] Itau Unibanco Holding SA, 4.182%, ADR, pfd	Banks	64,746	887,020
Total Preferred Stocks (Cost $802,380)			1,985,518
Total Investments before Short Term
Investments (Cost $35,714,322)			51,433,940

|3

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Emerging Markets Series (continued)
	Shares	Value
Short Term Investments (Cost $1,090,339) 2.1%
Money Market Funds 2.1%
United States 2.1%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 0.67%.	1,090,339	$1,090,339
Total Investments (Cost $36,804,661) 100.0%		52,524,279
Other Assets, less Liabilities (0.0)%†		(5,622)
Net Assets 100.0%		$52,518,657

See Abbreviations on page 21.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2017, the aggregate value of these securities was $691,582, representing 1.3% of net assets.
cVariable rate security. The rate shown represents the yield at period end.
dSee Note 4 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day yield at period end.

|4

TEMPLETON INSTITUTIONAL FUNDS

Statement of Investments, September 30, 2017 (unaudited)
Foreign Smaller Companies Series
	Industry	Shares	Value
Common Stocks 94.1%
Belgium 2.4%
Barco NV	Electronic Equipment, Instruments
	& Components	142,529	$15,375,006
Ontex Group NV	Personal Products	269,584	9,179,131
			24,554,137
Bermuda 0.6%
Axis Capital Holdings Ltd	Insurance	110,050	6,306,966
Brazil 1.6%
Grendene SA	Textiles, Apparel & Luxury Goods	793,000	6,698,444
M Dias Branco SA.	Food Products	608,200	9,552,225
			16,250,669
Canada 7.3%
Alamos Gold Inc., A.	Metals & Mining	1,013,900	6,853,964
[a] Badger Daylighting Ltd	Construction & Engineering	616,500	13,129,006
Canaccord Genuity Group Inc	Capital Markets	1,913,238	6,578,601
[b] Canada Goose Holdings Inc	Textiles, Apparel & Luxury Goods	82,700	1,700,200
Canadian Western Bank	Banks	467,072	12,619,723
[a] Genworth MI Canada Inc	Thrifts & Mortgage Finance	242,800	7,206,255
Laurentian Bank of Canada	Banks	92,900	4,490,682
Mullen Group Ltd	Energy Equipment & Services	714,400	9,762,770
Russel Metals Inc	Trading Companies & Distributors	300,600	6,644,931
Shawcor Ltd	Energy Equipment & Services	304,900	6,747,316
			75,733,448
China 3.7%
China ZhengTong Auto Services Holdings Ltd	Specialty Retail	10,572,500	11,477,063
Goodbaby International Holdings Ltd	Household Products	15,882,600	8,763,066
Greatview Aseptic Packaging Co. Ltd	Containers & Packaging	11,155,300	6,854,562
Hollysys Automation Technologies Ltd	Electronic Equipment, Instruments
	& Components	151,500	3,273,915
Shanghai Haohai Biological Technology Co. Ltd., H	Biotechnology	1,102,800	4,941,082
Xtep International Holdings Ltd	Textiles, Apparel & Luxury Goods	9,966,300	3,431,970
			38,741,658
Colombia 0.5%
[b] Gran Tierra Energy Inc	Oil, Gas & Consumable Fuels	2,445,800	5,547,721
Finland 3.3%
Amer Sports OYJ	Leisure Products	628,997	16,678,626
Huhtamaki OYJ.	Containers & Packaging	431,877	17,427,682
			34,106,308
France 0.3%
Beneteau SA	Leisure Products	173,743	3,017,960
Germany 7.8%
Gerresheimer AG	Life Sciences Tools & Services	203,212	15,725,816
Grand City Properties SA.	Real Estate Management & Development	489,231	10,319,081
Jenoptik AG	Electronic Equipment, Instruments
	& Components	537,851	17,817,690
Rational AG	Machinery	30,265	20,821,007
Stabilus SA	Machinery	183,099	16,614,202
			81,297,796

	Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Foreign Smaller Companies Series (continued)
	Industry	Shares	Value

Common Stocks (continued)
Hong Kong 5.2%
PAX Global Technology Ltd	Electronic Equipment, Instruments
	& Components	5,527,000	$2,943,337
Stella International Holdings Ltd	Textiles, Apparel & Luxury Goods	2,914,562	5,096,608
Techtronic Industries Co. Ltd	Household Durables	3,901,000	20,824,243
Value Partners Group Ltd	Capital Markets	12,630,000	11,398,552
Vinda International Holdings Ltd	Household Products	56,200	105,614
VTech Holdings Ltd	Communications Equipment	959,200	13,973,611
			54,341,965
India 2.1%
Dewan Housing Finance Corp. Ltd	Thrifts & Mortgage Finance	2,227,350	18,745,413
Jain Irrigation Systems Ltd	Machinery	2,544,039	3,686,928
			22,432,341
Italy 4.9%
Azimut Holding SpA	Capital Markets	273,529	5,914,844
Interpump Group SpA	Machinery	657,828	20,459,127
Technogym SpA	Leisure Products	2,075,132	18,378,337
[a] Tod’s SpA	Textiles, Apparel & Luxury Goods	88,814	6,291,576
			51,043,884
Japan 19.6%
Anicom Holdings Inc	Insurance	450,800	11,591,314
Asahi Co. Ltd	Specialty Retail	351,600	4,159,616
Asics Corp	Textiles, Apparel & Luxury Goods	760,400	11,319,215
Bunka Shutter Co. Ltd	Building Products	743,000	5,556,497
Capcom Co. Ltd	Software	381,700	9,377,229
Daibiru Corp	Real Estate Management & Development	935,300	10,325,765
Descente Ltd	Textiles, Apparel & Luxury Goods	572,671	7,807,532
Dowa Holdings Co. Ltd	Metals & Mining	349,000	12,786,438
Fuji Oil Holdings Inc	Food Products	436,400	11,391,594
IDOM Inc	Specialty Retail	1,323,900	8,172,222
Kobayashi Pharmaceutical Co. Ltd	Personal Products	309,300	17,499,254
KYB Corp	Auto Components	90,600	5,471,889
MEITEC Corp	Professional Services	357,500	17,908,340
Nachi-Fujikoshi Corp	Machinery	1,383,000	7,775,460
Nihon Parkerizing Co. Ltd	Chemicals	752,600	12,031,974
Square Enix Holdings Co. Ltd	Software	159,000	5,973,621
Sumitomo Rubber Industries Ltd	Auto Components	654,100	11,979,343
TechnoPro Holdings Inc	Professional Services	217,200	10,282,228
Tsumura & Co	Pharmaceuticals	470,200	16,913,669
Ushio Inc	Electrical Equipment	466,600	6,220,504
			204,543,704
Netherlands 5.8%
Aalberts Industries NV	Machinery	356,705	17,241,476
Accell Group NV	Leisure Products	225,365	6,963,812
Arcadis NV	Construction & Engineering	749,991	16,160,346
Beter Bed Holding NV	Specialty Retail	278,730	5,278,015
[c] Refresco Group NV, Reg S	Beverages	734,930	14,798,047
			60,441,696
Norway 0.7%
Tomra Systems ASA	Commercial Services & Supplies	467,060	7,006,310

|6

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Foreign Smaller Companies Series (continued)
	Industry	Shares	Value

Common Stocks (continued)
Philippines 0.8%
Metropolitan Bank & Trust Co	Banks	1,947,636	$3,311,167
Vista Land & Lifescapes Inc	Real Estate Management & Development	40,686,900	5,085,912
			8,397,079
Poland 0.9%
CCC SA.	Textiles, Apparel & Luxury Goods	129,204	9,770,080
South Korea 2.9%
BNK Financial Group Inc	Banks	825,804	7,210,436
DGB Financial Group Inc	Banks	1,287,718	11,805,778
[b] Hyundai Mipo Dockyard Co. Ltd	Machinery	60,748	4,991,213
Korea Investment Holdings Co. Ltd	Capital Markets	115,231	6,157,512
			30,164,939
Spain 1.1%
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	271,629	10,986,817
Sweden 3.9%
Bulten AB.	Auto Components	325,398	5,035,358
Cloetta AB, B	Food Products	1,439,820	4,951,208
Duni AB	Household Durables	340,920	5,359,291
Tethys Oil AB	Oil, Gas & Consumable Fuels	728,459	5,569,156
[c] The Thule Group AB, Reg S	Leisure Products	911,710	19,594,747
			40,509,760
Switzerland 4.9%
[b] Basilea Pharmaceutica AG.	Biotechnology	53,259	4,333,756
Bucher Industries AG	Machinery	55,377	19,699,893
Logitech International SA	Technology Hardware, Storage & Peripherals	283,500	10,336,410
Tecan Group AG	Life Sciences Tools & Services	30,987	6,412,428
Vontobel Holding AG	Capital Markets	164,775	10,591,949
			51,374,436
Taiwan 4.0%
Chicony Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	3,755,510	8,901,657
Giant Manufacturing Co. Ltd	Leisure Products	1,224,482	5,744,294
King Yuan Electronics Co. Ltd	Semiconductors & Semiconductor Equipment	9,050,000	8,863,494
Merida Industry Co. Ltd	Leisure Products	1,141,000	4,958,257
Tripod Technology Corp	Electronic Equipment, Instruments
	& Components	3,893,000	13,456,841
			41,924,543
Thailand 0.3%
L.P.N. Development PCL, fgn	Real Estate Management & Development	7,389,200	2,749,882
Turkey 0.5%
[b] Mavi Giyim Sanayi Ve Ticaret AS, B	Textiles, Apparel & Luxury Goods	333,964	4,872,104
United Kingdom 9.0%
Bellway PLC	Household Durables	120,466	5,322,561
Bovis Homes Group PLC	Household Durables	296,224	4,342,849
DFS Furniture PLC	Household Durables	2,031,290	5,988,690
Foxtons Group PLC	Real Estate Management & Development	2,016,597	1,830,904
Greggs PLC	Hotels, Restaurants & Leisure	922,183	15,410,643
Laird PLC	Electronic Equipment, Instruments
	& Components	3,968,860	7,592,400
[b] LivaNova PLC.	Health Care Equipment & Supplies	142,551	9,987,123
Man Group PLC	Capital Markets	7,227,164	16,261,320

|7

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Foreign Smaller Companies Series (continued)
	Industry	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Oxford Instruments PLC.	Electronic Equipment, Instruments
	& Components	706,421	$9,178,012
SIG PLC	Trading Companies & Distributors	4,469,368	10,655,142
[b] Vectura Group PLC	Pharmaceuticals	4,669,140	6,657,569
			93,227,213
Total Common Stocks (Cost $678,105,765) .			979,343,416

Management Investment Companies (Cost
$3,047,987) 0.3%
United States 0.3%
iShares MSCI EAFE Small-Cap ETF	Diversified Financial Services	51,100	3,168,200
Preferred Stocks (Cost $3,992,969) 0.7%
Brazil 0.7%
[d] Alpargatas SA, 1.714%, pfd	Textiles, Apparel & Luxury Goods	1,403,700	6,964,272
Total Investments before Short Term
Investments (Cost $685,146,721)			989,475,888

		Principal
		Amount
Short Term Investments 6.7%
U.S. Government and Agency Securities
(Cost $47,898,137) 4.6%
United States 4.6%
[e] FHLB, 10/02/17.		$47,900,000	47,900,000

		Shares
Investments from Cash Collateral Received
for Loaned Securities (Cost $22,260,517)
2.1%
Money Market Funds 2.1%
United States 2.1%
[f,g] Institutional Fiduciary Trust Money Market Portfolio,
0.67%		22,260,517	22,260,517
Total Investments (Cost $755,305,375)
101.8%			1,059,636,405
Other Assets, less Liabilities (1.8)%			(19,006,127)
Net Assets 100.0%			$1,040,630,278

|8

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Foreign Smaller Companies Series (continued)

See Abbreviations on page 21.

aA portion or all of the security is on loan at September 30, 2017.
bNon-income producing.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2017, the aggregate value of these securities was $34,392,794, representing 3.3% of net assets.
dVariable rate security. The rate shown represents the yield at period end.
eThe security was issued on a discount basis with no stated coupon rate.
fSee Note 4 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day yield at period end.

TEMPLETON INSTITUTIONAL FUNDS

Statement of Investments, September 30, 2017 (unaudited)

Global Equity Series

	Industry	Shares	Value

Common Stocks 95.4%
Belgium 0.4%
UCB SA	Pharmaceuticals	15,470	$1,101,012
Canada 2.8%
Alamos Gold Inc., A	Metals & Mining	288,330	1,949,111
[a] Husky Energy Inc	Oil, Gas & Consumable Fuels	364,700	4,565,875
Tahoe Resources Inc	Metals & Mining	83,700	440,085
Wheaton Precious Metals Corp	Metals & Mining	99,900	1,905,679
			8,860,750
China 5.3%
[a] Baidu Inc., ADR	Internet Software & Services	15,660	3,878,825
China Life Insurance Co. Ltd., H	Insurance	966,000	2,875,129
China Mobile Ltd	Wireless Telecommunication Services	149,500	1,514,779
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	7,412,000	3,795,357
Haier Electronics Group Co. Ltd	Household Durables	294,100	716,835
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	1,570,000	1,533,492
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	509,200	1,243,724
Sinopharm Group Co. Ltd	Health Care Providers & Services	311,600	1,372,186
			16,930,327
France 7.0%
AXA SA.	Insurance	130,035	3,932,053
BNP Paribas SA	Banks	64,264	5,182,738
Cie Generale des Etablissements Michelin, B	Auto Components	16,888	2,464,530
Compagnie de Saint-Gobain	Building Products	55,516	3,307,576
Credit Agricole SA	Banks	91,548	1,663,773
Sanofi	Pharmaceuticals	32,210	3,197,500
Total SA	Oil, Gas & Consumable Fuels	47,170	2,533,033
			22,281,203
Germany 6.4%
Bayer AG.	Pharmaceuticals	29,510	4,020,567
Deutsche Lufthansa AG	Airlines	65,190	1,811,017
HeidelbergCement AG	Construction Materials	13,410	1,378,120
innogy SE	Multi-Utilities	40,680	1,810,058
Lanxess AG	Chemicals	52,721	4,158,999
Merck KGaA	Pharmaceuticals	25,730	2,861,611
[a] MorphoSys AG.	Life Sciences Tools & Services	25,980	2,191,007
Siemens AG, ADR	Industrial Conglomerates	27,580	1,951,285
			20,182,664
Hong Kong 0.9%
CK Hutchison Holdings Ltd	Industrial Conglomerates	234,040	2,991,544
India 0.2%
Housing Development Finance Corp. Ltd	Thrifts & Mortgage Finance	21,285	567,779
Ireland 0.7%
CRH PLC	Construction Materials	60,390	2,303,139
Japan 8.1%
IHI Corp	Machinery	49,600	1,722,498
INPEX Corp	Oil, Gas & Consumable Fuels	158,200	1,679,795
Nissan Motor Co. Ltd	Automobiles	154,600	1,530,346
Omron Corp	Electronic Equipment, Instruments
	& Components	70,300	3,577,751
Panasonic Corp	Household Durables	311,500	4,511,065

Quarterly Statement of Investments | See Notes to Statements of Investments. | 10

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Global Equity Series (continued)
	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Ryohin Keikaku Co. Ltd	Multiline Retail	6,500	$1,913,802
SoftBank Group Corp	Wireless Telecommunication Services	57,000	4,598,881
Sumitomo Metal Mining Co. Ltd	Metals & Mining	73,500	2,359,259
Suntory Beverage & Food Ltd	Beverages	84,700	3,768,958
			25,662,355
Luxembourg 0.7%
SES SA, IDR	Media	95,350	2,085,528
Netherlands 2.2%
ING Groep NV	Banks	135,218	2,492,573
NN Group NV.	Insurance	60,681	2,539,028
QIAGEN NV.	Life Sciences Tools & Services	57,575	1,811,732
			6,843,333
Norway 1.8%
Telenor ASA.	Diversified Telecommunication Services	185,116	3,913,225
Yara International ASA	Chemicals	40,614	1,818,560
			5,731,785
Portugal 1.4%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	242,940	4,304,615
Singapore 0.5%
Singapore Telecommunications Ltd	Diversified Telecommunication Services	627,204	1,700,767
South Korea 3.7%
Hana Financial Group Inc	Banks	60,590	2,504,987
Hyundai Mobis Co. Ltd	Auto Components	6,165	1,291,900
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	3,591	8,039,295
			11,836,182
Switzerland 2.3%
Roche Holding AG	Pharmaceuticals	14,360	3,665,626
UBS Group AG.	Capital Markets	220,250	3,764,082
			7,429,708
Taiwan 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment	90,240	3,388,512
Thailand 1.0%
Bangkok Bank PCL, NVDR	Banks	566,300	3,169,716
United Kingdom 15.3%
Aviva PLC	Insurance	248,300	1,711,982
BAE Systems PLC	Aerospace & Defense	414,804	3,510,375
Barclays PLC	Banks	1,013,040	2,624,871
BP PLC	Oil, Gas & Consumable Fuels	1,288,903	8,244,207
GlaxoSmithKline PLC	Pharmaceuticals	74,600	1,488,075
HSBC Holdings PLC	Banks	539,200	5,283,872
Kingfisher PLC	Specialty Retail	386,087	1,544,425
[a] LivaNova PLC	Health Care Equipment & Supplies	37,100	2,599,226
Rolls-Royce Holdings PLC	Aerospace & Defense	145,920	1,734,505
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	215,880	6,638,006
Shire PLC	Biotechnology	44,263	2,246,922
Sky PLC	Media	176,906	2,169,206
[a] Standard Chartered PLC	Banks	385,129	3,827,482
Vodafone Group PLC	Wireless Telecommunication Services	1,789,378	5,006,910
			48,630,064

|11

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Global Equity Series (continued)
	Industry	Shares	Value

Common Stocks (continued)
United States 33.6%
[a] Allegheny Technologies Inc	Metals & Mining	65,450	$1,564,255
Allergan PLC	Pharmaceuticals	18,040	3,697,298
[a] Alphabet Inc., A	Internet Software & Services	6,180	6,017,590
American International Group Inc	Insurance	47,690	2,927,689
Amgen Inc	Biotechnology	24,000	4,474,800
Apache Corp	Oil, Gas & Consumable Fuels	40,050	1,834,290
Apple Inc	Technology Hardware, Storage & Peripherals	41,090	6,332,791
Capital One Financial Corp	Consumer Finance	47,340	4,007,804
[a] Celgene Corp	Biotechnology	29,060	4,237,529
Citigroup Inc	Banks	81,620	5,937,039
Comcast Corp., A	Media	134,640	5,180,947
[a] CommScope Holding Co. Inc	Communications Equipment	77,900	2,587,059
ConocoPhillips	Oil, Gas & Consumable Fuels	73,370	3,672,169
Coty Inc., A	Personal Products	97,100	1,605,063
Devon Energy Corp	Oil, Gas & Consumable Fuels	46,820	1,718,762
DXC Technology Co	IT Services	28,130	2,415,804
Eastman Chemical Co	Chemicals	17,570	1,589,909
Eli Lilly & Co	Pharmaceuticals	41,070	3,513,128
Gilead Sciences Inc	Biotechnology	55,110	4,465,012
Intel Corp	Semiconductors & Semiconductor Equipment	43,900	1,671,712
JPMorgan Chase & Co	Banks	53,760	5,134,618
LyondellBasell Industries NV, A	Chemicals	29,400	2,912,070
Medtronic PLC	Health Care Equipment & Supplies	18,580	1,444,967
Microsoft Corp	Software	75,380	5,615,056
Oracle Corp	Software	133,710	6,464,878
Pfizer Inc	Pharmaceuticals	38,800	1,385,160
Rockwell Collins Inc	Aerospace & Defense	18,050	2,359,316
Stanley Black & Decker Inc	Machinery	16,120	2,433,636
Twenty-First Century Fox Inc., A	Media	68,120	1,797,006
Voya Financial Inc	Diversified Financial Services	92,270	3,680,650
Walgreens Boots Alliance Inc	Food & Staples Retailing	50,990	3,937,448
			106,615,455
Total Common Stocks (Cost $232,298,119)			302,616,438

Preferred Stocks (Cost $1,775,190) 0.5%
Germany 0.5%
[b] Draegerwerk AG & Co. KGaA, 0.171%, pfd	Health Care Equipment & Supplies	14,500	1,606,991
Total Investments before Short Term
Investments (Cost $234,073,309)			304,223,429

|12

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Global Equity Series (continued)
	Principal
	Amount	Value
Short Term Investments (Cost $12,000,000) 3.8%
Time Deposits 3.8%
United States 3.8%
Royal Bank of Canada, 1.07%, 10/02/17	$12,000,000	$12,000,000
Total Investments (Cost $246,073,309) 99.7% .		316,223,429
Other Assets, less Liabilities 0.3%		982,691
Net Assets 100.0%		$317,206,120

See Abbreviations on page 21.

aNon-income producing.
bVariable rate security. The rate shown represents the yield at period end.

|13

TEMPLETON INSTITUTIONAL FUNDS

Statement of Investments, September 30, 2017 (unaudited)
International Equity Series
	Industry	Shares	Value

Common Stocks 96.6%
Brazil 0.6%
Embraer SA, ADR	Aerospace & Defense	1,208,982	$27,335,083
Canada 2.6%
[a] Husky Energy Inc	Oil, Gas & Consumable Fuels	2,065,400	25,857,851
Suncor Energy Inc	Oil, Gas & Consumable Fuels	1,500,560	52,594,469
Tahoe Resources Inc	Metals & Mining	1,483,168	7,798,327
Wheaton Precious Metals Corp	Metals & Mining	2,177,400	41,535,783
			127,786,430
China 5.8%
[a] Baidu Inc., ADR	Internet Software & Services	262,990	65,139,993
China Life Insurance Co. Ltd., H	Insurance	12,715,000	37,843,957
China Mobile Ltd	Wireless Telecommunication Services	4,741,440	48,041,704
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	116,918,040	59,868,550
Haier Electronics Group Co. Ltd	Household Durables	15,886,700	38,722,007
Sinopharm Group Co. Ltd	Health Care Providers & Services	7,775,200	34,239,486
			283,855,697
France 10.7%
AXA SA	Insurance	2,428,889	73,445,772
BNP Paribas SA	Banks	1,285,408	103,665,084
Cie Generale des Etablissements Michelin, B	Auto Components	413,880	60,399,069
Compagnie de Saint-Gobain.	Building Products	1,012,869	60,345,511
Sanofi	Pharmaceuticals	854,279	84,804,630
Total SA	Oil, Gas & Consumable Fuels	1,309,660	70,328,850
Veolia Environnement SA	Multi-Utilities	1,706,674	39,426,315
Zodiac Aerospace	Aerospace & Defense	1,184,740	34,249,727
			526,664,958
Germany 10.8%
Bayer AG	Pharmaceuticals	678,949	92,502,891
Deutsche Lufthansa AG	Airlines	1,211,514	33,656,575
HeidelbergCement AG	Construction Materials	467,439	48,037,817
Infineon Technologies AG.	Semiconductors & Semiconductor Equipment	2,123,859	53,380,424
innogy SE	Multi-Utilities	1,270,223	56,518,610
Lanxess AG	Chemicals	701,855	55,367,202
Merck KGaA	Pharmaceuticals	630,577	70,130,816
SAP SE	Software	341,438	37,396,726
Siemens AG	Industrial Conglomerates	424,428	59,781,820
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	4,503,722	25,268,015
			532,040,896
Hong Kong 2.8%
AIA Group Ltd	Insurance	4,785,110	35,283,498
CK Asset Holdings Ltd	Real Estate Management & Development	3,298,243	27,296,590
CK Hutchison Holdings Ltd	Industrial Conglomerates	5,879,743	75,155,996
			137,736,084
India 1.2%
Housing Development Finance Corp. Ltd	Thrifts & Mortgage Finance	2,281,722	60,865,135
Ireland 1.3%
CRH PLC	Construction Materials	1,720,152	65,397,832

Quarterly Statement of Investments | See Notes to Statements of Investments. | 14

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

International Equity Series (continued)
	Industry	Shares	Value

Common Stocks (continued)
Italy 2.2%
Eni SpA	Oil, Gas & Consumable Fuels	2,935,867	$48,568,340
Intesa Sanpaolo SpA	Banks	7,153,295	25,290,451
Tenaris SA	Energy Equipment & Services	2,309,785	32,752,288
			106,611,079
Japan 10.2%
INPEX Corp	Oil, Gas & Consumable Fuels	4,190,100	44,491,203
Konica Minolta Inc	Technology Hardware, Storage & Peripherals	3,520,900	28,895,209
Mitsui Fudosan Co. Ltd	Real Estate Management & Development	1,663,000	36,039,790
Nissan Motor Co. Ltd	Automobiles	3,596,000	35,595,897
Omron Corp	Electronic Equipment, Instruments
	& Components	1,029,200	52,378,684
Panasonic Corp	Household Durables	2,368,000	34,292,779
Ryohin Keikaku Co. Ltd	Multiline Retail	172,100	50,671,596
SoftBank Group Corp	Wireless Telecommunication Services	889,200	71,742,542
Sumitomo Metal Mining Co. Ltd	Metals & Mining	1,576,500	50,603,704
Sumitomo Rubber Industries Ltd	Auto Components	1,801,500	32,993,099
Suntory Beverage & Food Ltd	Beverages	1,479,400	65,829,949
			503,534,452
Netherlands 7.3%
Akzo Nobel NV	Chemicals	772,519	71,311,612
ASR Nederland NV	Insurance	1,806,985	72,266,648
ING Groep NV	Banks	4,126,826	76,072,835
NN Group NV	Insurance	1,027,874	43,008,536
QIAGEN NV	Life Sciences Tools & Services	1,437,999	45,250,002
SBM Offshore NV	Energy Equipment & Services	2,872,518	52,085,699
			359,995,332
Norway 2.4%
Telenor ASA	Diversified Telecommunication Services	3,872,438	81,860,681
Yara International ASA.	Chemicals	831,980	37,253,304
			119,113,985
Portugal 0.8%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	2,329,995	41,284,812
Singapore 3.2%
DBS Group Holdings Ltd	Banks	3,620,913	55,550,371
Singapore Telecommunications Ltd	Diversified Telecommunication Services	22,923,160	62,159,921
United Overseas Bank Ltd	Banks	2,389,400	41,375,654
			159,085,946
South Korea 5.7%
Hana Financial Group Inc	Banks	758,840	31,372,905
Hyundai Mobis Co. Ltd	Auto Components	157,111	32,923,225
Hyundai Motor Co	Automobiles	159,191	20,918,933
KB Financial Group Inc	Banks	901,450	44,155,930
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	68,194	152,668,246
			282,039,239
Spain 0.7%
Telefonica SA	Diversified Telecommunication Services	2,946,598	32,005,142
Sweden 0.8%
Getinge AB, B	Health Care Equipment & Supplies	2,199,481	41,248,119

|15

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

International Equity Series (continued)
	Industry	Shares	Value

Common Stocks (continued)
Switzerland 5.4%
Glencore PLC	Metals & Mining	5,326,749	$24,413,246
Novartis AG	Pharmaceuticals	559,392	47,886,820
Roche Holding AG.	Pharmaceuticals	383,013	97,770,357
Swiss Re AG	Insurance	409,862	37,117,821
UBS Group AG	Capital Markets	3,379,761	57,760,269
			264,948,513
Taiwan 2.0%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	2,925,000	27,202,808
Pegatron Corp	Technology Hardware, Storage & Peripherals	10,765,000	27,890,621
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	6,258,492	44,606,384
			99,699,813
Thailand 1.1%
Bangkok Bank PCL, fgn	Banks	209,100	1,223,725
Bangkok Bank PCL, NVDR.	Banks	9,163,600	51,290,858
			52,514,583
United Kingdom 18.1%
Aviva PLC.	Insurance	3,594,799	24,785,471
BAE Systems PLC.	Aerospace & Defense	7,784,593	65,878,918
Barclays PLC	Banks	18,869,711	48,892,992
BP PLC	Oil, Gas & Consumable Fuels	20,226,086	129,372,054
GlaxoSmithKline PLC.	Pharmaceuticals	1,729,634	34,501,680
HSBC Holdings PLC	Banks	8,586,903	84,147,066
Johnson Matthey PLC	Chemicals	545,652	25,008,005
Kingfisher PLC	Specialty Retail	8,515,147	34,062,277
[a] LivaNova PLC	Health Care Equipment & Supplies	689,590	48,312,675
London Stock Exchange Group PLC	Capital Markets	546,973	28,073,842
Rolls-Royce Holdings PLC	Aerospace & Defense	2,502,849	29,750,581
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	1,456,470	44,784,404
Royal Dutch Shell PLC, B, ADR.	Oil, Gas & Consumable Fuels	1,204,011	75,298,848
Shire PLC.	Biotechnology	559,662	28,410,114
Sky PLC	Media	1,841,663	22,582,314
[a] Standard Chartered PLC	Banks	7,595,396	75,484,422
Travis Perkins PLC	Trading Companies & Distributors	2,006,800	38,941,246
Vodafone Group PLC	Wireless Telecommunication Services	19,130,531	53,529,687
			891,816,596
United States 0.9%
Chubb Ltd	Insurance	316,310	45,089,991
Total Common Stocks
(Cost $3,148,558,475)			4,760,669,717

|16

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

International Equity Series (continued)
	Shares	Value
Short Term Investments (Cost $143,468,404) 2.9%
Money Market Funds 2.9%
United States 2.9%
[b,c] Institutional Fiduciary Trust Money Market Portfolio,
0.67%	143,468,404	$143,468,404
Total Investments (Cost $3,292,026,879)
99.5%		4,904,138,121
Other Assets, less Liabilities 0.5%		23,454,768
Net Assets 100.0%		$4,927,592,889

See Abbreviations on page 21.

aNon-income producing.
bSee Note 4 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|17

TEMPLETON INSTITUTIONAL FUNDS

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|18

TEMPLETON INSTITUTIONAL FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain companies recently impacted by the sanctions, the restrictions do not impact the existing investments in those issuers. At September 30, 2017, Emerging Markets Series had 7.0% of its net assets invested in Russia.

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2017, investments in affiliated management investment companies were as follows:

Net Change
	Number of			Number of			in
	Shares Held			Shares	Value		Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss) (Depreciation)

Emerging Markets Series
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.67%	234,539	9,060,137	(8,204,337)	1,090,339	$1,090,339	$3,134	$ — $ —

|19

TEMPLETON INSTITUTIONAL FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4.	INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)

								Net Change
	Number of			Number of				in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss) (Depreciation)
Foreign Smaller Companies Series
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.67%	22,128,772	61,750,913	(61,619,168)	22,260,517	$22,260,517	$—	$—	$—
Global Equity Series
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.67%	—	11,851,672	(11,851,672)	—	$—	$—	$—	$—
International Equity Series
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.67%	55,224,352	888,162,354	(799,918,302)	143,468,404	$143,468,404	$226,739	$—	$—

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2017, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Emerging Markets Series
Assets:
Investments in Securities:
Equity Investments[a,b]	$51,167,407	$—	$—	$51,167,407
Participatory Notes	—	266,533	—	266,533
Short Term Investments	1,090,339	—	—	1,090,339
Total Investments in Securities	$52,257,746	$266,533	$—	$52,524,279

|20

TEMPLETON INSTITUTIONAL FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
Equity Investments[a,b]	$986,307,688	$—	$—	$986,307,688
Management Investment Companies	3,168,200	—	—	3,168,200
Short Term Investments	22,260,517	47,900,000	—	70,160,517
Total Investments in Securities	$1,011,736,405	$47,900,000	$—	$1,059,636,405

Global Equity Series
Assets:
Investments in Securities:
Equity Investments[a,b]	$304,223,429	$—	$—	$304,223,429
Short Term Investments	—	12,000,000	—	12,000,000
Total Investments in Securities	$304,223,429	$12,000,000	$—	$316,223,429

International Equity Series
Assets:
Investments in Securities:
Equity Investments[a,b]	$4,760,669,717	$—	$—	$4,760,669,717
Short Term Investments	143,468,404	—	—	143,468,404
Total Investments in Securities	$4,904,138,121	$—	$—	$4,904,138,121

[a]Includes common and preferred stocks.
[b]For detailed categories, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FHLB	Federal Home Loan Bank
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Institutional Funds

By /s/ Matthew T. Hinkle

   Matthew T. Hinkle

Chief Executive Officer –

 Finance and Administration

Date November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

   Matthew T. Hinkle

Chief Executive Officer –

 Finance and Administration

Date November 27, 2017

By /s/ Robert G. Kubilis

   Robert G. Kubilis

   Chief Financial Officer and

    Chief Accounting Officer

Date November 27, 2017